Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,730	¥ 2,456
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	348	301
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	79	110
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,390	2,314
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	28	59
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	480	446
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	23,933	21,756
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,662	1,511
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	242	204
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	23	22
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,913	1,925
One year or less | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	0
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	61	80
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,821	11,045
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	882	735
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	84	34
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	56	88
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	348	319
After one year through five years | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	13	42
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	235	201
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	12,048	7,951
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	186	210
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	22	63
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	129	70
After five years | Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	15	17
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	184	165
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,064	¥ 2,760